Stock-Based Compensation (Tables) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of assumptions in the binomial option-pricing model used to determine the fair value of stock options
The fair value of stock option awards is estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

	Years Ended December 31,
	2020	2021

Fair value of underlying common stock	$ 0.46 - $ 0.65	$ 0.82 - $ 5.89
Weighted average risk-free interest rate	0.27% - 1.55%	0.48% - 1.42%
Expected term (in years)	5 - 6	6
Expected volatility	69.5% - 70.4%	56.3% - 68.9%
Expected dividend yield	0.00%	0.00%

Schedule of Stock Option Activity
The following table summarizes the activity of the Company’s stock options under the Plan for the year ended December 31, 2021:

			AVERAGE	AGGREGATE
		WEIGHTED-	REMAINING	INTRINSIC
		AVERAGE	CONTRACTUAL	VALUE
	SHARES	EXERCISE PRICE	TERM (in years)	(in thousands)
Outstanding at December 31, 2020	22,538,570	$0.41	8.5	$9,170
Granted	5,725,888	2.13	—	—
Exercised	(380,149)	0.38		2,096
Cancelled or forfeited	(688,474)	1.07		—

Outstanding at December 31, 2021	27,195,835	$0.76	8.0	$139,505

Vested and expected to vest at December 31, 2021	27,195,835	$0.76	8.0	$139,505
Exercisable at December 31, 202 1	11,191,724	$0.34	6.9	$62,157

Summary of the Company's restricted stock activity
A summary
of the Company’s restricted stock activity during the years ended December 31, 2020, and 2021 is presented below:

	SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE

Unvested shares as of December 31, 2020	37,465	$0.37
Vested	(31,109)	0.54

Unvested shares as of December 31, 2021	6,356	$0.76

Summary of stock-based compensation expense
Stock-based compensation expense recorded as research and development and general and administrative expenses, for employees, directors and non-employees

during the years ended December 31, 2020 and 2021 is as follows:

	Years Ended December 31,
	2020	2021
Research and development	$306	$1,018
General and administrative	353	973

Total stock-based compensation expense	$659	$1,991